Subsequent Events (Details) - Subsequent event - Class A ordinary shares	Feb. 10, 2025 shareholder shares
Subsequent Events
Number of shareholders | shareholder	3
Number of shares transferred	793,868,246
Number of shares not transferred	52,370,006